Operating Segments, Results (Details) - USD ($) $ in Millions					3 Months Ended											12 Months Ended
		Jan. 01, 2015	Jan. 01, 2014	Apr. 01, 2013	Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 [1]	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information, Operating Income
REVENUES					$ 6,463		$ 8,445	$ 11,151	$ 11,104	$ 9,933	[1]	$ 10,116	$ 11,241	$ 8,897	$ 7,347	$ 40,633		$ 37,601		$ 29,809
Operating Income (Loss)					340		282	$ 702	$ 410	238	[1]	52	$ 146	$ 364	$ 193	1,632		755		1,621
Reconciliation of Operating Income from Segments to Consolidated
Total Segment Operating Income					424					264						1,918		1,067		1,897
Corporate and unallocated costs					(84)	[2]				(26)	[2]					(286)	[3]	(312)	[3]	(276)	[3]
Segment Reporting Information, Income (Loss) before Income Taxes
Interest and financing costs, net					(55)	[4]				(77)	[4]					(235)	[5]	(149)	[5]	(165)	[5]
Equity in earnings of equity method investments																10		11		0
Other income (expense), net					(1)					(1)						57	[6]	63	[6]	(26)	[6]
Earnings Before Income Taxes					284					160						1,464		680		1,430
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Depreciation and amortization expense					179					130						562		489		418
Capital Expenditures					260					103						779		558		542
Identifiable Assets Related to Continuing Operations					16,283		16,491					13,316				16,491		13,316
Table Footnotes
Excise and sales taxes					140					141						581		567		467
Insurance recoveries																7
Stock-based compensation expense																55		80		105
Share-based compensation expense					28					(18)
Transactions costs																5
Debt redemption charges					0					31						41		0		5
Pricing Methodology Effective Date				Apr. 01, 2013
Pricing Methodology, New Inclusion Effective Date		Jan. 01, 2015
Reversal of previously established accrual																		16
Pro Forma
Table Footnotes
Pricing Methodology, New Inclusion Effective Date			Jan. 01, 2014
Washington Refinery Fire
Table Footnotes
Insurance recoveries																		16
CPUC
Table Footnotes
Gain (loss) related to litigation settlement																59		54
Continuing Operations
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Identifiable Assets Related to Continuing Operations							16,491					13,316				16,491		13,316		10,297
Refining
Segment Reporting Information, Operating Income
Operating Income (Loss)					183	[7]				180	[7]					1,159	[8]	775	[8]	1,632	[8]
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Depreciation and amortization expense					119					101						428		386		340
Capital Expenditures					184					68						451		413		362
Identifiable Assets Related to Continuing Operations					9,727		9,467									9,467
Refining | Pro Forma
Segment Reporting Information, Operating Income
Operating Income (Loss)	[7]									(28)
Refining | Refined Products
Segment Reporting Information, Operating Income
REVENUES					5,828					9,491						37,970		34,846		28,234
Refining | Crude Oil Resales And Other
Segment Reporting Information, Operating Income
REVENUES					299					272						1,456		1,969		890
Refining | Continuing Operations
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Identifiable Assets Related to Continuing Operations							9,467					9,177				9,467		9,177		7,406
TLLP
Segment Reporting Information, Operating Income
Operating Income (Loss)					108	[9]				60	[9]					206	[10]	74	[10]	57	[10]
Reconciliation of Operating Income from Segments to Consolidated
Corporate and unallocated costs					(12)					(4)						(39)		(17)		(9)
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Depreciation and amortization expense					44					16						77		45		15
Capital Expenditures					66					26						244		83		94
Identifiable Assets Related to Continuing Operations					4,796		4,765									4,765
TLLP | Gathering
Segment Reporting Information, Operating Income
REVENUES					77					25						137		90		72
TLLP | Processing
Segment Reporting Information, Operating Income
REVENUES					67					0						23		0		0
TLLP | Terminalling, Transportation And Storage
Segment Reporting Information, Operating Income
REVENUES					119					102						442		223		92
TLLP | Continuing Operations
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Identifiable Assets Related to Continuing Operations							4,765					1,510				4,765		1,510		381
Marketing
Segment Reporting Information, Operating Income
Operating Income (Loss)					133	[7]				24	[7]					553		218		208
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Depreciation and amortization expense					12					10						42		37		36
Capital Expenditures					4					5						54		40		73
Identifiable Assets Related to Continuing Operations					1,127		1,048									1,048
Marketing | Pro Forma
Segment Reporting Information, Operating Income
Operating Income (Loss)	[7]									28
Marketing | Fuel
Segment Reporting Information, Operating Income
REVENUES					3,948	[11]				5,664	[11]					23,701	[12]	20,557	[12]	13,815	[12]
Marketing | Other non-fuel
Segment Reporting Information, Operating Income
REVENUES	[13]				16					61
Marketing | Merchandise And Other
Segment Reporting Information, Operating Income
REVENUES																240		239		207
Marketing | Continuing Operations
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Identifiable Assets Related to Continuing Operations							1,048					1,220				1,048		1,220		929
Intersegment sales
Segment Reporting Information, Operating Income
REVENUES					(3,891)					(5,682)						(23,336)		(20,323)		(13,501)
Corporate
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Depreciation and amortization expense					4					3						15		21		27
Capital Expenditures					6					4						30		22		13
Identifiable Assets Related to Continuing Operations					633		1,211									1,211
Table Footnotes
Stock-based compensation expense																55		79		99
Share-based compensation expense					$ 28					(18)
Corporate | Continuing Operations
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments
Identifiable Assets Related to Continuing Operations							$ 1,211					$ 1,409				1,211		1,409		1,581
5.500% Senior Notes due 2019
Table Footnotes
Debt redemption charges										$ (31)						31
5.875% Senior Notes due 2020
Table Footnotes
Debt redemption charges																10
Rockies Natural Gas Business
Table Footnotes
Transactions costs																$ 19
Los Angeles Acquisition
Table Footnotes
Transactions costs																		$ 14		$ 6

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Includes stock-based compensation expense of $28 million and benefit of $18 million for the three months ended March 31, 2015 and 2014, respectively. The significant impact to stock-based compensation expense during the three months ended March 31, 2015 compared to the prior period is primarily a result of changes in Tesoro’s stock price.
[3]	Includes stock-based compensation expense of $55 million, $79 million and $99 million for the years ended December 31, 2014, 2013 and 2012, respectively. The significant impact to stock-based compensation expense during the year ended December 31, 2014 compared to the prior years is primarily a result of changes in Tesoro’s stock price. Also includes TLLP’s transaction and integration costs of $19 million related to the Rockies Natural Gas Business acquisition for the year ended December 31, 2014 and our transaction costs related to the Los Angeles Acquisition of $14 million and $6 million for the years ended December 31, 2013 and 2012, respectively.
[4]	Includes charges totaling $31 million for premiums and unamortized debt issuance costs associated with the redemption of the 5.50% Senior Notes due 2019 during the three months ended March 31, 2014.
[5]	Includes charges totaling $31 million and $10 million for premiums and unamortized debt issuance costs associated with the redemption of the 2019 Notes and 2020 Notes, respectively, during the year ended December 31, 2014.
[6]	Includes $59 million in refunds and settlements approved by the CPUC related to rates charged on the crude products pipeline network for the year ended December 31, 2014. Also includes $54 million in refunds from a settlement of a rate proceeding from the CPUC, and the release of a $16 million legal reserve as a result of the favorable settlement of litigation for the year ended December 31, 2013 and accruals related to certain legal matters partially offset by receipts associated with the settlement of a pipeline rate proceeding for the year ended December 31, 2012.
[7]	Our refining segment uses RINs to satisfy its obligations under the Renewable Fuels Standard, in addition to physically blending required biofuels. Effective April 1, 2013, we changed our intersegment pricing methodology and no longer reduced the amount our marketing segment pays for the biofuels by the market value of the RINs due to significant volatility in the value of RINs. At the end of 2014, given the price of RINs has become more transparent in the price of biofuels, we determined our intersegment pricing methodology should include the market value of RINs as a reduction to the price our marketing segment pays to our refining segment. We made this change effective January 1, 2015. We have not adjusted financial information presented for our refining and marketing segments for the period ended March 31, 2014. Had we made this change effective January 1, 2014, operating income in our refining segment would have been reduced by $28 million with a corresponding increase to operating income in our marketing segment.
[8]	Includes business interruption recoveries of $16 million for the year ended December 31, 2013, related to the April 2010 incident at our Washington refinery.
[9]	We present TLLP’s segment operating income net of general and administrative expenses totaling $12 million and $4 million representing TLLP’s corporate costs for the three months ended March 31, 2015 and 2014, respectively, that are not allocated to TLLP’s operating segments.
[10]	We present TLLP’s segment operating income net of general and administrative expenses totaling $39 million, $17 million and $9 million representing TLLP’s corporate costs for the years ended December 31, 2014, 2013 and 2012, respectively, that are not allocated to TLLP’s operating segments.
[11]	Federal and state motor fuel taxes on sales by our marketing segment are included in both revenues and cost of sales in our condensed statements of consolidated operations. These taxes totaled $140 million and $141 million for the three months ended March 31, 2015 and 2014, respectively.
[12]	Federal and state motor fuel taxes on sales by our marketing segment are included in both revenues and cost of sales in our statements of consolidated operations. These taxes totaled $581 million, $567 million and $467 million for the years ended December 31, 2014, 2013 and 2012, respectively.
[13]	Includes merchandise revenue for the three months ended March 31, 2014.